Inventories, net (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Inventories
Inventory, Gross	¥ 82,064		¥ 77,900
Inventory valuation allowance	(4,115)		(2,299)
Inventories, net	77,949	$ 11,302	75,601
Products
Inventories
Inventory, Gross	80,966		77,422
Packing materials and others
Inventories
Inventory, Gross	¥ 1,098		¥ 478